Note 3 - Securities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
2020	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$93,406	$6,400	$1	$99,805
Mortgage-backed	90,712	2,904	5	93,611
Other	1,151	13	-	1,164

Total	$185,269	$9,317	$6	$194,580
2019	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$70,043	$2,593	$82	$72,554
Mortgage-backed	108,907	1,292	158	110,041
Other	1,025	-	9	1,016

Total	$179,975	$3,885	$249	$183,611

Investments Classified by Contractual Maturity Date [Table Text Block]
	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$560	$562
Due after one year through five years	6,557	6,712
Due after five years through ten years	23,372	24,614
Due after ten years	153,629	161,528
Other securities having no maturity date	1,151	1,164
Total	$185,269	$194,580

Schedule of Unrealized Loss on Investments [Table Text Block]
	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2020	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$1	$413	$-	$-	$1	$413
Mortgage-backed	5	2,203	-	-	5	2,203
Other	-	-	-	-	-	-
Total temporarily impaired securities	$6	$2,616	$-	$-	$6	$2,616
	Less than 12 months		12 months or more		Total
2019	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$82	$3,816	$-	$-	$82	$3,816
Mortgage-backed	69	9,633	89	14,808	158	24,441
Other	-	-	9	991	9	991
Total temporarily impaired securities	$151	$13,449	$98	$15,799	$249	$29,248